LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard Domestic Equity ETF Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Vanguard Domestic Equity ETF Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses	[1]	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)		0.08%	0.08%
Total Annual Fund Operating Expenses	[2],[3]	0.40%	0.65%
Less Fee Waiver	[4]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[5]	0.35%	0.60%
[1]	Other Expenses were restated to reflect the current fee structure of the fund.
[2]	(including AFFE)
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[4]	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
[5]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP Vanguard Domestic Equity ETF Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	36	123	218	498
Service Class	61	202	356	803

Expense Example, No Redemption - LVIP Vanguard Domestic Equity ETF Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	36	123	218	498
Service Class	61	202	356	803

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a fund of funds structure. The Fund's investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying exchange-traded funds (“underlying ETFs” or “ETFs”) which invest in U.S. equity securities (stocks). The underlying ETFs primarily are Vanguard ETFs®*. The Vanguard Group, Inc. is not affiliated with the Fund or its adviser.

The adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in underlying ETFs, the Fund's investment strategy will be to allocate a large percentage of assets across a broad and diverse range of domestic stocks with growth and value styles, including large-cap, mid-cap and small-cap stocks. A smaller allocation may be made to ETFs whose assets are invested in U.S. real estate securities. ETFs are typically funds that track an index and whose shares are listed and traded on a stock exchange or otherwise traded in the over-the-counter market, and may be purchased and sold throughout the trading day based on their market price.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying ETFs to or removing underlying ETFs from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying ETFs held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying ETFs. The adviser also considers the portfolio characteristics and risk profile for each underlying ETF over various periods and market environments to assess each underlying ETF's suitability as an investment.

* Vanguard and Vanguard ETF are trademarks of The Vanguard Group, Inc.

The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
  Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 11.71%.

The Fund’s lowest return for a quarter occurred in the third quarter of 2015 at: (6.81%).
Average Annual Total Returns For periods ended 12/31/16
Average Annual Total Returns - LVIP Vanguard Domestic Equity ETF Fund	1 year	5 years	Lifetime Since inception	Inception Date
Standard Class	12.14%	13.53%	10.23%	May 02, 2011
Service Class	11.86%	13.24%	9.95%	May 02, 2011
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	12.74%	14.67%	11.23%	May 02, 2011